Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 30, 2012
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001126087
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 30, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2011

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED JANUARY 30, 2012

TO THE

PROSPECTUS DATED MAY 1, 2011

BATTERYMARCH GROWTH AND INCOME PORTFOLIO

The following change is made to the prospectus of Batterymarch Growth and Income Portfolio (the "Portfolio"), a series of Met Investors Series Trust.

In the Portfolio Summary, the table entitled "Average Annual Total Return as of December 31, 2010" within the section entitled "Past Performance" is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Class A	13.71%	1.50%	0.38%
S&P 500 Index (reflects no deduction for mutual fund fees and expenses)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001126087_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED JANUARY 30, 2012

TO THE

PROSPECTUS DATED MAY 1, 2011

BATTERYMARCH GROWTH AND INCOME PORTFOLIO

The following change is made to the prospectus of Batterymarch Growth and Income Portfolio (the "Portfolio"), a series of Met Investors Series Trust.

In the Portfolio Summary, the table entitled "Average Annual Total Return as of December 31, 2010" within the section entitled "Past Performance" is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Class A	13.71%	1.50%	0.38%
S&P 500 Index (reflects no deduction for mutual fund fees and expenses)	15.06%	2.29%	1.41%

Batterymarch Growth and Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001126087_SupplementTextBlock

MET INVESTORS SERIES TRUST

SUPPLEMENT DATED JANUARY 30, 2012

TO THE

PROSPECTUS DATED MAY 1, 2011

BATTERYMARCH GROWTH AND INCOME PORTFOLIO

The following change is made to the prospectus of Batterymarch Growth and Income Portfolio (the "Portfolio"), a series of Met Investors Series Trust.

In the Portfolio Summary, the table entitled "Average Annual Total Return as of December 31, 2010" within the section entitled "Past Performance" is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Class A	13.71%	1.50%	0.38%
S&P 500 Index (reflects no deduction for mutual fund fees and expenses)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011